Termination	12 Months Ended
Dec. 31, 2012
Termination [Abstract]
Termination
(9) Termination

The term of the Fund is perpetual, unless terminated in certain circumstances as set forth below.

The Fund will dissolve at any time upon the happening of any of the following events:

(i)
The filing of a certificate of dissolution or revocation of the Managing Owner’s charter (and the expiration of ninety (90) days after the date of notice to the Managing Owner of revocation without a reinstatement of its charter) or upon the withdrawal, removal, adjudication or admission of bankruptcy or insolvency of the Managing Owner, or an event of withdrawal unless (i) at the time there is at least one remaining Managing Owner and that remaining Managing Owner carries on the business of the Fund or (ii) within ninety (90) days of such event of withdrawal all the remaining Shareholders agree in writing to continue the business of the Fund and to select, effective as of the date of such event, one or more successor Managing Owners. If the Fund is terminated as the result of an event of withdrawal and a failure of all remaining Shareholders to continue the business of the Fund and to appoint a successor Managing Owner as provided above within one hundred and twenty (120) days of such event of withdrawal, Shareholders holding Shares representing at least seventy-five percent (75%) of the Net Asset Value (not including Shares held by the Managing Owner and its affiliates) may elect to continue the business of the Fund by forming a new statutory trust, or reconstituted trust, on the same terms and provisions as set forth in the Trust Declaration. Any such election must also provide for the election of a Managing Owner to the reconstituted trust. If such an election is made, all Shareholders of the Fund shall be bound thereby and continue as Shareholders of the reconstituted trust.

(ii) The occurrence of any event which would make unlawful the continued existence of the Fund.

(iii)  In the event of the suspension, revocation or termination of the Managing Owner’s registration as a commodity pool operator, or membership as a commodity pool operator with the NFA (if, in either case, such registration is required at such time unless at the time there is at least one remaining Managing Owner whose registration or membership has not been suspended, revoked or terminated).

(iv) The Fund becomes insolvent or bankrupt.

(v) The Shareholders holding Shares representing at least seventy-five percent (75%) of the Net Asset Value (which excludes the Shares of the Managing Owner) vote to dissolve the Fund, notice of which is sent to the Managing Owner not less than ninety (90) Business Days prior to the effective date of termination.

(vi)     The determination of the Managing Owner that the aggregate net assets of the Fund in relation to the operating expenses of the Fund make it unreasonable or imprudent to continue the business of the Fund.

(vii) The Fund becoming required to be registered as an investment company under the Investment Company Act of 1940.

(viii) DTC is unable or unwilling to continue to perform its functions, and a comparable replacement is unavailable.